Shareholder Report, Holdings (Details)	Sep. 30, 2025
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Tetragon Financial Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Pershing Square Holdings Ltd/Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Taiwan Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | China Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Mexico Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Templeton Dragon Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Highland Opportunities and Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Total Return Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | BlackRock Technology and Private Equity Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO California Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO New York Municipal Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Western Asset Inflation-Linked Opportunities & Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Matisse Discounted Bond CEF Strategy (Institutional Class) | BlackRock Municipal 2030 Target Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Matisse Discounted Bond CEF Strategy (Institutional Class) | BNY Mellon Municipal Bond Infrastructure Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Matisse Discounted Bond CEF Strategy (Institutional Class) | abrdn National Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Putnam Municipal Opportunities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Matisse Discounted Bond CEF Strategy (Institutional Class) | BNY Mellon Strategic Municipals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Neuberger Berman Municipal Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%